November 19, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Scottsdale Funds (the “Trust”)
File No. 333-11763

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated November 7, 2013, filed pursuant to Rule 497(e), for Vanguard
Intermediate-Term Corporate Bond Index Fund and Vanguard Long-Term Corporate Bond Index Fund,
a series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Amy Miller, Esq.

U.S. Securities and Exchange Commission